Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Academy Securities, Inc.

Drexel Hamilton, LLC

(collectively, the “Specified Parties”)

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-ACB (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2022-ACB (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 2 March 2022. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 March 2022

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a componentized promissory note evidencing a floating rate interest-only commercial mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan is secured by, among other things, a first priority lien mortgage on the borrowers’ fee interests in a multifamily property consisting of two buildings and 761 units located in New York, New York (the “Property”) and
c.	The Mortgage Loan has two related floating rate mezzanine loans (the “Mezzanine A Loan” and “Mezzanine B Loan,” respectively, and collectively, the “Mezzanine Loans”), which will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Property and Total Debt associated with the Mortgage Loan as of 9 March 2022 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 8

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Property and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Initial Loan Term and
ii.	Fully Extended Loan Term

of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Initial Loan Term and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Initial Maturity and
ii.	Fully Extended Remaining Term to Maturity

of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms, including during the extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the “Amortization Term” of the Mortgage Loan and Mezzanine Loans,
b.	Use the “Initial Loan Term,” as shown on the Final Data File, for the “IO Period” of the Mortgage Loan and Mezzanine Loans,
c.	Use the “Fully Extended Loan Term,” as shown on the Final Data File, for the “Fully Extended IO Period” of the Mortgage Loan and Mezzanine Loans,
d.	Use the “Original Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balance at Maturity”) and
e.	Use the “Original Mezzanine Loan Balance,” as shown on the Final Data File, for the:
i.	Aggregate principal balance of the Mezzanine Loans as of the Reference Date (the “Cut-Off Date Mezzanine Loan Balance”) and
ii.	Aggregate principal balance of the Mezzanine Loans as of the “Initial Maturity Date” of the Mezzanine Loans (the “Mezzanine Loan Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Cut-off Date Mortgage Loan Balance,
d.	Cut-Off Date Mezzanine Loan Balance,
e.	Mortgage Loan Balance at Maturity and
f.	Mezzanine Loan Maturity Balance,

as shown on the Final Data File, we recalculated the:

i.	Original Total Debt Balance,
ii.	Cut-off Date Total Debt Balance and
iii.	Maturity Date Total Debt Balance

of the Total Debt associated with the Mortgage Loan. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

9.	Using the:
a.	Original Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Mortgage Loan Spread and
d.	Mezzanine Loan Spread,

as shown on the Final Data File, we recalculated the “Total Debt Spread” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine Loan Spread,
c.	Total Debt Spread,
d.	SOFR Floor and
e.	SOFR Cap Strike Price,

as shown on the Final Data File, and a SOFR assumption of 0.04900% provided by the Depositor, we recalculated the:

i.	Assumed Mortgage Loan Interest Rate,
ii.	Mortgage Loan Interest Rate @ SOFR Cap,
iii.	Mezzanine Loan Interest Rate,
iv.	Mezzanine Loan Interest Rate @ SOFR Cap,
v.	Total Debt Interest Rate and
vi.	Total Debt Interest Rate @ SOFR Cap,

of the Mortgage Loan, Mezzanine Loans and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 8

11.	Using the:
a.	Original Mortgage Loan Balance,
b.	Assumed Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate @ SOFR Cap and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Annual Debt Service,
ii.	Mortgage Loan Monthly Debt Service,
iii.	Mortgage Loan Annual Debt Service @ SOFR Cap and
iv.	Monthly Debt Service @ SOFR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of the Mortgage Loan as 1/12th of the “Mortgage Loan Annual Debt Service.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service @ SOFR Cap” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate @ SOFR Cap,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service @ SOFR Cap” of the Mortgage Loan as 1/12th of the “Mortgage Loan Annual Debt Service @ SOFR Cap.”

12.	Using the:
a.	Original Mezzanine Loan Balance,
b.	Mezzanine Loan Interest Rate,
c.	Mezzanine Loan Interest Rate @ SOFR Cap and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Annual Debt Service,
ii.	Mezzanine Loan Monthly Debt Service,
iii.	Mezzanine Loan Annual Debt Service at Cap and
iv.	Mezzanine Loan Monthly Debt Service at Cap

of the Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 8

12. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service” of the Mezzanine Loans as the product, rounded to two decimal places, of:

a.	The “Original Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service” of the Mezzanine Loans as 1/12th of the “Mezzanine Loan Annual Debt Service.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service at Cap” of the Mezzanine Loans as the product, rounded to two decimal places, of:

a.	The “Original Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate @ SOFR Cap,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service at Cap” of the Mezzanine Loans as 1/12th of the “Mezzanine Loan Annual Debt Service at Cap.”

13.	Using the:
a.	Mortgage Loan Annual Debt Service,
b.	Mezzanine Loan Annual Debt Service,
c.	Mortgage Loan Monthly Debt Service,
d.	Mezzanine Loan Monthly Debt Service,
e.	Mortgage Loan Annual Debt Service @ SOFR Cap,
f.	Mezzanine Loan Annual Debt Service at Cap,
g.	Monthly Debt Service @ SOFR Cap and
h.	Mezzanine Loan Monthly Debt Service at Cap,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Annual Debt Service,
ii.	Total Debt Monthly Debt Service,
iii.	Total Debt Annual Debt Service at Cap and
iv.	Total Debt Monthly Debt Service at Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 8

14.	Using the:
a.	Cut-off Date Mortgage Loan Balance,
b.	Mortgage Loan Balance at Maturity,
c.	Mortgage Loan Annual Debt Service,
d.	Mortgage Loan Annual Debt Service @ SOFR Cap,
e.	As-is Appraisal Value,
f.	UW Financials NOI,
g.	UW Financials Net Cash Flow and
h.	Total Number of Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Cut-off Date As-Is LTV,
ii.	Mortgage Loan Maturity Date As-Is LTV,
iii.	Mortgage Loan UW NOI DY,
iv.	Mortgage Loan UW NCF DY,
v.	Mortgage Loan UW NOI DSCR,
vi.	Mortgage Loan UW NCF DSCR,
vii.	Mortgage Loan UW NOI DSCR at Cap,
viii.	Mortgage Loan UW NCF DSCR at Cap and
ix.	Mortgage Loan Balance Per Unit

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in v. through viii. above to two decimal places.

Attachment A Page 8 of 8

15.	Using the:
a.	Cut-off Date Total Debt Balance,
b.	Maturity Date Total Debt Balance,
c.	Total Debt Annual Debt Service,
d.	Total Debt Annual Debt Service at Cap,
e.	As-is Appraisal Value,
f.	UW Financials NOI and
g.	UW Financials Net Cash Flow,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt Cut-off Date LTV,
ii.	Total Debt Maturity Date LTV,
iii.	Total Debt UW NOI DY,
iv.	Total Debt UW NCF DSCR and
v.	Total Debt UW NCF DSCR at Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in iv. through v. above to two decimal places.

16.	Using the:
a.	Mortgage Master Servicer and
b.	Mortgage Primary Servicer,

as shown on the Final Data File, we recalculated the “Mortgage Servicing Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Mortgage Servicing Fee,
b.	Mortgage Trustee/Cert Admin,
c.	Mortgage Operating Advisor Fee and
d.	Mortgage CREFC FEE,

as shown on the Final Data File, we recalculated the “Total Mortgage Admin Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Total Mortgage Admin Fee and
b.	Mortgage Loan Spread,

as shown on the Final Data File, we recalculated the “Net Mortgage Margin” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	1 March 2022

Mezzanine A Loan Agreement (see Note 1)	1 March 2022

Mezzanine B Loan Agreement (see Note 1)	1 March 2022

Cash Management Agreement	1 March 2022

Deposit Account Control Agreement	1 March 2022

Interest Rate Cap Transaction Summary	1 March 2022

Bloomberg Screenshot for SOFR Cap Provider Rating	Not Dated

Closing Statement	1 March 2022

Guaranty Agreement	1 March 2022

Mezzanine Loan Guaranty Agreements	1 March 2022

Environmental Indemnity Agreement	1 March 2022

Non-Consolidation Opinion	1 March 2022

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	7 February 2022

USPS Internet Site (www.usps.com)	Not Applicable

Engineering Report	31 January 2022

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Phase I Environmental Report	2 February 2022

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	15 February 2022

Pro Forma Title Policy	Not Dated

Insurance Review Document	1 March 2022

CoStar Market and Submarket Reports	Various

Note:

1.	The mezzanine A loan agreement and mezzanine B loan agreement Source Document(s) are referred to collectively as the “Mezzanine Loan Agreements.”

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report
Property City (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.com)
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.com)
Property Type (see Note 6)	Appraisal Report
Property Subtype	Appraisal Report
Year Built	Engineering Report
Year Renovated	Appraisal Report
Total Number of Units	Underwritten Rent Roll
Market Rate Units	Underwritten Rent Roll
Commercial Units	Underwritten Rent Roll
Commercial Square Feet	Underwritten Rent Roll
Affordable Units	Underwritten Rent Roll
Occupancy Date Most Recent	Underwritten Rent Roll
Most Recent Residential Occupancy (Units) % (see Note 7)	Underwritten Rent Roll
Most Recent Commercial Occupancy (Square Feet) %	Underwritten Rent Roll
Building Count	Appraisal Report

Third Party Information:

Characteristic	Source Document(s)

As-is Appraisal Value	Appraisal Report
Appraised Cap Rate	Appraisal Report
Appraisal Firm	Appraisal Report
As-Is Date of Value	Appraisal Report
Environmental Firm	Phase I Environmental Report

Exhibit 2 to Attachment A Page 2 of 6

Third Party Information: (continued)

Characteristic	Source Document(s)

Phase I Date	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report

Underwriting Information: (see Note 2)

Characteristic	Source Document(s)

2020 Effective Gross Income	Underwriter’s Summary Report
2020 Expenses	Underwriter’s Summary Report
2020 NOI	Underwriter’s Summary Report
2021 Effective Gross Income	Underwriter’s Summary Report
2021 Expenses	Underwriter’s Summary Report
2021 NOI	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
UW Financials Effective Gross Income	Underwriter’s Summary Report
UW Financials Expense Total	Underwriter’s Summary Report
UW Financials NOI	Underwriter’s Summary Report
UW TI/LC	Underwriter’s Summary Report
UW Replacements	Underwriter’s Summary Report
UW Financials Net Cash Flow	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Closing Statement
Initial Insurance Escrow	Closing Statement
Initial Debt Service Deposit	Mortgage Loan Agreement
Monthly Debt Service Deposit	Mortgage Loan Agreement
Replacement Reserve Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserve Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserve Cap	Mortgage Loan Agreement
TILC Reserve Initial Deposit Amount	Mortgage Loan Agreement
TILC Reserve Monthly Deposit Amount	Mortgage Loan Agreement
TILC Reserve Cap	Mortgage Loan Agreement
Free Rent Reserve Initial Deposit Amount	Mortgage Loan Agreement
Free Rent Reserve Monthly Deposit Amount	Mortgage Loan Agreement
Free Rent Reserve Cap	Mortgage Loan Agreement
Deferred Maintenance Reserve Deposit Amount	Mortgage Loan Agreement
Initial Other Escrow	Mortgage Loan Agreement
Monthly Other Escrow	Mortgage Loan Agreement
Description of Other Escrow	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Mortgage Loan Agreement
DST	Mortgage Loan Agreement
Guarantor	Mortgage Loan Agreement
Property Manager	Mortgage Loan Agreement
Original Mortgage Loan Balance	Mortgage Loan Agreement
Original Mezzanine Loan Balance (see Note 8)	Mezzanine Loan Agreements
Origination Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Initial Maturity Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Fully Extended Maturity Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Payment Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
First Payment Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Options (Yes/No) (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Extension Options Description (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Test Description (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Spread Increase (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
First Extension Spread Increase (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Second Extension Spread Increase (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Third Extension Spread Increase (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
First Extension Fee (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Second Extension Fee (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Third Extension Fee (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Grace Period (EoD) (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Grace Period (Late) (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Accrual Period Start (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Accrual Period End (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Rate Adjustment Frequency (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
SOFR Lookback Days (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
SOFR Floor (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
SOFR Cap Strike Price (see Note 3)	Interest Rate Cap Transaction Summary
Extension Term SOFR Cap (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
SOFR Cap Provider Rating (M/S&P/F)	Bloomberg Screenshot for SOFR Cap Provider Rating
SOFR Cap Expiration Date (see Note 3)	Interest Rate Cap Transaction Summary

Exhibit 2 to Attachment A Page 5 of 6

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

SOFR Cap Provider (see Note 3)	Interest Rate Cap Transaction Summary
Rate Type (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Mortgage Loan Spread	Mortgage Loan Agreement
Mezzanine Loan Spread (see Note 9)	Mezzanine Loan Agreements
Amortization Type (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Accrual Basis (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Prepayment String (see Note 4)	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
Cash Management (see Note 5)	Mortgage Loan Agreement
Terms/Description of Springing Cash Management (If applicable)	Mortgage Loan Agreement
Single Asset Entity	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement
Future Debt Description	Mortgage Loan Agreement
Loan Purpose	Closing Statement
Title Type	Pro Forma Title Policy
Non-Consolidation Letter	Non-Consolidation Opinion
TIC Structure	Mortgage Loan Agreement
Condo Structure	Mortgage Loan Agreement
Assumption Fee (%)	Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

3.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

4.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release or extension events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

5.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

6.	For the purpose of comparing the “Property Type” characteristic, the Depositor instructed us to use the property type that accounts for the majority of the Property’s base rent, as shown in the applicable Source Document(s).

7.	For the purpose of comparing the “Most Recent Residential Occupancy (Units) %” characteristic, the Depositor instructed us to treat any units underwritten as leased as occupied, as shown in the applicable Source Document(s).

8.	For the purpose of comparing the "Original Mezzanine Loan Balance" characteristic, the Depositor instructed us to use the aggregate original principal balance of the Mezzanine A Loan and Mezzanine B Loan, as shown in the applicable Source Document(s).

9.	For the purpose of comparing the "Mezzanine Loan Spread" characteristic, the Depositor instructed us to use the weighted average spread using the original principal balances and spreads of the Mezzanine Loans, as shown in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Loan / Property
Property Name
Appraisal Type
Phase II Date
Seismic Insurance
Seismic PML %
Master Lease Agreement (Y/N)
Master Lease Details
Abatement / Exemption Type
Monthly Tax Escrow
Monthly Insurance Escrow
Lockbox Type
Exit Fee
Substitution Allowed
Sponsor
Earnout / Holdback
Letter of Credit
Submarket
Environmental Insurance
% of Cut off Date Mortgage Loan Balance
Mortgage Master Servicer
Mortgage Primary Servicer
Mortgage Trustee/Cert Admin
Mortgage Operating Advisor Fee
Mortgage CREFC FEE

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.